SEGMENTED INFORMATION - Capital Expenditure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Capital Expenditure
Capital expenditures	$ 867,684	$ 759,342
Operating segment | Northern Business
Capital Expenditure
Capital expenditures	782,165	695,889
Operating segment | LaRonde mine
Capital Expenditure
Capital expenditures	138,784	109,262
Operating segment | LaRonde Zone 5 mine
Capital Expenditure
Capital expenditures	16,953	9,823
Operating segment | Goldex mine
Capital Expenditure
Capital expenditures	48,696	36,753
Operating segment | Meadowbank mine
Capital Expenditure
Capital expenditures	151,471	162,339
Operating segment | Meliadine mine
Capital Expenditure
Capital expenditures	121,607	125,955
Operating segment | Hope Bay Mine
Capital Expenditure
Capital expenditures	50,958
Operating segment | Canadian Malartic joint operation
Capital Expenditure
Capital expenditures	130,544	52,642
Operating segment | Kittila mine
Capital Expenditure
Capital expenditures	123,152	199,115
Operating segment | Southern Business
Capital Expenditure
Capital expenditures	70,023	46,108
Operating segment | Pinos Altos mine
Capital Expenditure
Capital expenditures	49,422	24,482
Operating segment | La India mine
Capital Expenditure
Capital expenditures	20,601	21,626
Corporate and others
Capital Expenditure
Capital expenditures	$ 15,496	$ 17,345